Taxation - Reconciliation of Total Tax (Benefit) Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Continuing operations
Income tax benefit at PRC statutory rate (based on statutory tax rate applicable to enterprises in China)	$ (11,617)	$ (8,319)	$ (5,202)
Effects of differences in tax rates in different jurisdictions applicable to entities of the Group outside of the PRC	1,341	2,145	2,400
Non-deductible expenses	32	12	14
Effect of Super Deduction available to Shenzhen Xunlei	(546)	(901)	0
Effect of tax holiday	4,102	2,234	1,537
Change in valuation allowance of deferred tax assets	6,748	0	4,750
Effect on deferred tax assets due to change in tax rates	0	0	(8)
Outside basis difference arising from VIE and its subsidiaries in the PRC	(652)	(5,743)	(2,174)
Expiration of tax loss	0	91	290
Others	(1,660)	8,012	(5,352)
Income tax benefit	$ (2,252)	$ (2,469)	$ (3,745)